CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation	$ 10,147,362	$ 14,213,841	$ 13,370,377
Unrealized gain (loss) on available-for-sale securities, net of tax effect	0	88,563	0
Revenues from related parties	272,507,595	225,365,547	264,488,162
Interest expense		(2,056,556)	(13,938,263)
Execution and clearing		(1,751,505)	(17,510,426)
Communication and market data	(150,360)	(135,117)	(94,333)
Fair value change from convertible bonds			2,860,123
Commissions | Related party
Revenues from related parties	122,113	4,001,833	30,446,244
Financing service fees | Related party
Revenues from related parties		1,329,490	9,268,819
Interest income | Related party
Revenues from related parties	$ 1,379,238	4,795,119	31,776,764
Other revenues | Related party
Revenues from related parties		$ 1,805,126	$ 15,556,298